ORGANIZATION AND PRINCIPAL ACTIVITIES (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Organization And Principal Activities Abstract
Group hold equity interest (in Dollars per share)	$ 48.5
Cash balances amounted	$ 3,082,570	$ 1,572,349	$ 1,511,760	$ 836,907
Current assets	22,574,038		15,403,533
Current liabilities	10,698,455		$ 17,145,528
Working capital	11,875,583
Operating profit loss	5,207,263
Operating loss	(7,062,813)	(8,195,986)
Net operating cash outflows	$ (10,988,904)	$ (633,976)